Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended					12 Months Ended			13 Months Ended	16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended					24 Months Ended	25 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended					37 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended					49 Months Ended	52 Months Ended	53 Months Ended	57 Months Ended					61 Months Ended	65 Months Ended	69 Months Ended					73 Months Ended	77 Months Ended	81 Months Ended				85 Months Ended	93 Months Ended	97 Months Ended	109 Months Ended	121 Months Ended	133 Months Ended	145 Months Ended	157 Months Ended	169 Months Ended
	Oct. 07, 2024	Oct. 02, 2023	Mar. 10, 2022	May 27, 2021	Dec. 19, 2019	May 01, 2019	Dec. 28, 2018	Dec. 26, 2018	Dec. 19, 2018	Dec. 21, 2017	Sep. 08, 2011	Sep. 30, 2011	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2012	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2013	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000206903
Account Value [Line Items]
Line Graph and Table Measure Name																						Alta Quality Growth Fund - I
Accumulated Value									$ 10,000										$ 12,570											$ 14,194										$ 18,163										$ 13,177						$ 15,949								$ 20,308							$ 22,273
C000206932
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Micro-Cap Equity Fund - Institutional
Accumulated Value							$ 100,000										$ 108,500												$ 93,440										$ 181,615									$ 123,734										$ 136,581					$ 141,663						$ 158,815
C000244274
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Equity Fund - Institutional
Accumulated Value		$ 100,000																					$ 128,130										$ 139,288
C000206947
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Value Fund - A
Accumulated Value			$ 9,425												$ 8,324												$ 8,865										$ 11,291									$ 11,074
C000225339
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Value Fund - C
Accumulated Value			10,000												8,806												9,329										11,822									11,536
C000196718
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Value Fund - Institutional
Accumulated Value										$ 100,000										$ 102,800												$ 108,028										$ 96,674									$ 148,037								$ 137,673							$ 147,087						$ 188,070		$ 185,182
C000196717
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Value Fund - Investor
Accumulated Value										10,000										10,250												10,747										9,594									14,651								13,592							14,479						18,452		18,100
C000196719
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Mid-Cap Value Fund - R6
Accumulated Value										1,000,000										1,028,000												1,081,803										969,126									1,485,449								1,382,973							1,478,966						1,893,106		1,865,674
C000206944
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Equity Fund - A
Accumulated Value									9,425										11,244											10,984										16,344										14,521						17,235								23,330							25,313
C000206943
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small Cap Eq - C
Accumulated Value									10,000										11,872											11,522										17,050										15,054						17,760								23,904							25,786
C000161067
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Equity Fund - Institutional
Accumulated Value											$ 100,000	$ 94,533												$ 128,127										$ 157,559									$ 185,030									$ 186,177								$ 215,702							$ 276,526						$ 305,813		$ 291,578	$ 285,411	$ 425,935	$ 379,500	$ 451,715	$ 613,211	$ 667,438
C000161065
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Equity Fund - Investor
Accumulated Value											10,000	9,453												12,787										15,688									18,391									18,472								21,379							27,359						30,191		28,715	28,025	41,699	37,051	43,960	59,506	64,581
C000161066
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Equity Fund - R6
Accumulated Value											1,000,000	945,333												1,283,022										1,579,095									1,856,807									1,870,674								2,172,554							2,788,511						3,086,427		2,946,416	2,886,931	4,312,456	3,846,128	4,583,067	6,228,524	6,787,944
C000206945
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Growth Fund - A
Accumulated Value									9,423										10,385											13,386										20,827										14,833						18,088								24,744							28,776
C000206946
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Growth Fund - C
Accumulated Value									10,000										10,980											14,089										21,807										15,457						18,752								25,522							29,530
C000196715
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Growth Fund - Institutional
Accumulated Value										100,000										134,650												108,450										140,300									218,950								156,391							191,385						262,657		306,473
C000196714
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Growth Fund - Investor
Accumulated Value										10,000										13,440												10,800										13,930									21,680								15,450							18,850						25,796		30,010
C000196716
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Cap Growth Fund - R6
Accumulated Value										1,000,000										1,347,500												1,086,500										1,406,000									2,196,000								1,570,632							1,923,294						2,642,048		3,085,795
C000206937
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Mid Core Equity Fund - A
Accumulated Value			9,424												7,663												9,058										11,542									11,590
C000225341
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Mid Core Equity Fund - C
Accumulated Value	$ 9,425																				$ 9,512
C000206938
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Mid Core Equity Fund - Institu
Accumulated Value								$ 100,000										$ 119,800													$ 120,555										$ 184,575								$ 143,728								$ 170,470								$ 218,033					$ 219,779
C000206936
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Small-Mid Core Equity Fund - R6
Accumulated Value	1,000,000																				1,019,016
C000206942
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Unconstrained Equity Fund - A
Accumulated Value				$ 9,426									$ 9,481												$ 7,327										$ 8,862									$ 12,565									$ 14,256
C000225342
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Unconstrained Equity Fund - C
Accumulated Value				10,000									10,042												7,710										9,293									13,169									14,895
C000206939
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Unconstrained Equity Fund - Institut
Accumulated Value								100,000										129,050													138,202										191,962								148,872								180,495								256,315					291,463
C000206941
Account Value [Line Items]
Line Graph and Table Measure Name																						FullerThaler Behavioral Unconstrained Equity Fund - R6
Accumulated Value								1,000,000										1,291,500													1,384,769										1,924,996								1,494,578								1,813,219								2,574,448					2,927,756
C000211210
Account Value [Line Items]
Line Graph and Table Measure Name																						Guardian Capital Dividend Growth Fund - I
Accumulated Value						$ 10,000								$ 10,708												$ 11,407										$ 13,369									$ 11,884									$ 14,131							$ 18,510							$ 20,536
C000216962
Account Value [Line Items]
Line Graph and Table Measure Name																						Guardian Capital Fundamental Global Equity Fund - I
Accumulated Value					$ 10,000											$ 10,639												$ 12,893										$ 10,166									$ 12,477								$ 15,154							$ 14,458
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000										12,061											13,888										18,055										15,261						18,561								25,308							29,761
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value							100,000										117,298												120,493										170,262									143,524										157,916					196,455						214,128
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value		100,000																					126,385										137,755
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value			10,000												8,412												9,255										11,514									12,550
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value			10,000												8,412												9,255										11,514									12,550
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										100,000										108,136												106,322										109,219									154,331								130,095							143,140						178,072		194,092
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										10,000										10,814												10,632										10,922									15,433								13,009							14,314						17,807		19,409
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										1,000,000										1,081,361												1,063,223										1,092,188									1,543,311								1,300,945							1,431,403						1,780,725		1,940,923
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value									10,000										11,602											11,918										16,841										14,196						15,620								19,432							21,180
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value									10,000										11,602											11,918										16,841										14,196						15,620								19,432							21,180
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value											100,000	92,891												118,095										151,304									176,659									169,452								197,980							226,489						258,668		254,329	261,258	369,169	311,194	342,400	425,960	464,280
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value											10,000	9,289												11,809										15,130									17,666									16,945								19,798							22,649						25,867		25,433	26,126	36,917	31,119	34,240	42,596	46,428
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value											1,000,000	928,908												1,180,947										1,513,045									1,766,589									1,694,522								1,979,800							2,264,887						2,586,680		2,543,292	2,612,579	3,691,690	3,111,937	3,423,999	4,259,598	4,642,803
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value									10,000										11,602											11,918										16,841										14,196						15,620								19,432							21,180
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value									10,000										11,602											11,918										16,841										14,196						15,620								19,432							21,180
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										100,000										108,136												106,322										109,219									154,331								130,095							143,140						178,072		194,092
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										10,000										10,814												10,632										10,922									15,433								13,009							14,314						17,807		19,409
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value										1,000,000										1,081,361												1,063,223										1,092,188									1,543,311								1,300,945							1,431,403						1,780,725		1,940,923
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value			10,000												8,412												9,255										11,514									12,550
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value	10,000																				10,985
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value								100,000										117,970													121,183										171,238								144,346								158,821								197,580					215,355
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000 Equal Weight Index
Accumulated Value	1,000,000																				1,098,501
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000									10,245												8,439										10,166									13,744									16,137
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000									10,245												8,439										10,166									13,744									16,137
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000										122,057													140,368										185,110								152,480								183,680								248,323					291,554
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								1,000,000										1,220,574													1,403,677										1,851,104								1,524,804								1,836,797								2,483,232					2,915,539
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index
Accumulated Value						$ 10,000								$ 10,138												$ 11,193										$ 14,419									$ 11,588									$ 14,132							$ 18,714							$ 21,942
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index
Accumulated Value					$ 10,000											$ 10,252												$ 13,207										$ 10,614									$ 12,944								$ 17,141							$ 20,098
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value									10,000										12,369											17,011										21,658										16,766						21,413								30,447							38,250
Russell Microcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 100,001										$ 108,776												$ 113,610										$ 182,992									$ 132,751										$ 130,961					$ 163,211						$ 200,032
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 100,000																					$ 130,922										$ 145,465
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000												8,496												9,434										12,172									13,095
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000												8,496												9,434										12,172									13,095
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										100,000										103,442												105,099										97,427									138,735								119,925							133,175						171,815		184,846
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										10,000										10,344												10,510										9,743									13,873								11,993							13,317						17,181		18,485
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										1,000,000										1,034,424												1,050,993										974,271									1,387,350								1,199,252							1,331,748						1,718,146		1,848,458
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000										11,422											11,467										16,934										12,955						14,112								17,889							19,813
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000										11,422											11,467										16,934										12,955						14,112								17,889							19,813
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											100,000	92,842												122,465										159,273									165,533									167,596								193,519							233,658						269,264		245,328	246,285	363,708	278,245	303,092	384,206	425,537
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											10,000	9,284												12,247										15,927									16,553									16,760								19,352							23,366						26,926		24,533	24,629	36,371	27,824	30,309	38,421	42,554
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value											$ 1,000,000	$ 928,416												$ 1,224,654										$ 1,592,728									$ 1,655,333									$ 1,675,960								$ 1,935,193							$ 2,336,583						$ 2,692,635		$ 2,453,281	$ 2,462,854	$ 3,637,082	$ 2,782,448	$ 3,030,922	$ 3,842,055	$ 4,255,372
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value									10,000										11,589											13,410										17,871										12,640						13,852								17,684							20,081
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value									$ 10,000										$ 11,589											$ 13,410										$ 17,871										$ 12,640						$ 13,852								$ 17,684							$ 20,081
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value										100,000										115,202												104,104										120,463									160,535								113,543							124,434						158,850		180,386
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value										10,000										11,520												10,410										12,046									16,053								11,354							12,443						15,885		18,039
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value										$ 1,000,000										$ 1,152,020												$ 1,041,035										$ 1,204,628									$ 1,605,349								$ 1,135,434							$ 1,244,343						$ 1,588,501		$ 1,803,862
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000												$ 8,399												$ 9,347										$ 11,793									$ 12,991
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000																				11,165
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000										119,602													122,256										177,306								139,881								155,665								196,398					216,352
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 1,000,000																				$ 1,116,476
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000									10,066												8,114										9,205									11,904									13,226
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000									$ 10,066												$ 8,114										$ 9,205									$ 11,904									$ 13,226
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000										123,842													129,479										178,821								144,141								163,522								211,480					234,970
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								$ 1,000,000										$ 1,238,416													$ 1,294,794										$ 1,788,212								$ 1,441,406								$ 1,635,217								$ 2,114,799					$ 2,349,700